LONG-TERM DEBT	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LONG-TERM DEBT
NOTE 15—LONG-TERM DEBT
The Company’s long-term debt, all of which was held by Nerdy LLC, consisted of the following:

	December 31,
	2021	2020
Loan and security agreement	$—	$39,000
Promissory note	—	8,293
Paid-in-kind interest	—	283
End of term charge	—	399
Less: Debt issuance costs, net	—	(396)

Total debt	$—	$47,579
Less: Current portion of long-term debt	—	6,535

Total long-term debt	$—	$41,044

Revolving Credit Facility
On January 10, 2017, Nerdy LLC entered into an unsecured revolving credit facility (the “Facility”). The Facility allowed for aggregate borrowings of up to $15,000. Monthly payments under the Facility were interest only with aggregate outstanding borrowings due at the termination of the Facility. On June 22, 2018, Nerdy LLC amended the Facility by increasing the total amount available to borrow on the Facility to $30,000, based on certain financial covenants being met. The Facility bore interest equal to the variable prime rate established by the Facility lender plus 0.30%. In connection with proceeds received from initial borrowings under the LSA, Nerdy LLC repaid total outstanding borrowings under the Facility of $10,000 during the year ended December 31, 2019. The Facility was terminated in connection with this repayment, and Nerdy LLC no longer had the ability to borrow under it.
Loan and Security Agreement
On August 9, 2019, Nerdy LLC entered into a LSA for an aggregate principal amount of up to $50,000, subject to certain limitations. Initial borrowings from the LSA of $35,000 were used to extinguish the Facility and for general corporate purposes. The LSA bore interest equal to the greater of either (i) 10.75% plus the prime rate as reported in The Wall Street Journal minus 5.5% or (ii) 10.75%. Additionally, Nerdy LLC was subject to paid-in-kind
(“PIK”) interest of 0.55% and an end of term charge equal to 3.00% of the total funded amount. The LSA bore interest at a rate of 10.75% at December 31, 2020. Monthly payments on the LSA are interest only, with the principal, accrued PIK interest and the end of term charge due in full at maturity. Unused capacity under the LSA did not bear a commitment fee.
The LSA was scheduled to mature on August 1, 2023, subject to certain conditions, was secured by substantially all of Nerdy LLC’s assets and did not contain any financial covenants. Nerdy LLC incurred debt issuance costs of $613 associated with the LSA, which were deferred and were being amortized to interest expense over the term of the LSA. On March 19, 2020, Nerdy LLC borrowed an additional $4,000 from the LSA (the maximum borrowing capacity available at the time), increasing total borrowings from $35,000 to $39,000. On July 28, 2021, Nerdy LLC borrowed an additional $11,000 from the LSA (the maximum borrowing capacity available at the time), increasing total borrowings from $39,000 to $50,000.
With a portion of the proceeds received from the Reverse Recapitalization (see Note 1), Nerdy LLC repaid the $50,000 outstanding principal balance of the LSA. Additionally, Nerdy LLC paid $2,343 in PIK interest, end of term charges, and other expenses. In connection with these repayments and the extinguishment of the LSA, Nerdy LLC recorded a loss of $1,278, which was included in “Gain on extinguishment of debt, net” in the Consolidated Statement of Operations for the year ended December 31, 2021. This loss was recorded in the period prior to the Reverse Recapitalization as the debt did not legally survive the Reverse Recapitalization.
The LSA was terminated in connection with the Reverse Recapitalization, and Nerdy LLC no longer had the ability to borrow under it after the Closing Date.
CARES Act Promissory Note
On April 16, 2020, Nerdy LLC applied for and received a promissory note (the “Promissory Note”) under the Coronavirus Aid, Relief, and Economic Security (the “CARES Act”) in the amount of $8,293. The Promissory Note was scheduled to mature on April 16, 2022 and bore a 1.00% interest rate. Nerdy LLC applied for forgiveness of the Promissory Note and on June 30, 2021, Nerdy LLC received notice from the Small Business Administration (the “SBA”) that the Promissory Note and accrued interest of $102 was forgiven in full. In connection with the forgiveness of the Promissory Note, Nerdy LLC recorded a gain of $8,395, which was included in “Gain on extinguishment of debt, net” in the Consolidated Statement of Operations for the year ended December 31, 2021.
In connection with the Reverse Recapitalization (see Note 1), Nerdy Inc.’s Board of Directors approved repayment in full by Nerdy LLC of the previously forgiven principal amount and accrued interest of the Promissory Note and notified the SBA of their intent to do so. As a result, Nerdy LLC recorded the Promissory Note principal balance of $8,293 and accrued interest of $102 on the consolidated balance sheet within other current liabilities, and reported a loss of $8,395, which was included in “Other expense (income), net” in the Consolidated Statement of Operations for the year ended December 31, 2021. On October 14, 2021, Nerdy LLC repaid the Promissory Note principal balance and accrued interest, which is included in “Net Cash Used In Operating Activities” in the Consolidated Statement of Cash Flows for the year ended December 31, 2021.